SCHEDULE OF LEASE COST (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LeasesLineItems [Line Items]
Cash paid for operating lease liabilities	$ 751	$ 732
Operating lease expense	749	747
Variable lease expense	94	94
Short-term lease expense	$ 167	$ 126